Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2021
John Hancock Emerging Markets Debt Fund - Retail Class | Emerging Markets Debt Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.

The manager uses proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced. The manager’s investment decisions are not constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The manager uses economic and industry analysis to try to anticipate shifts in the business cycle. Due to potentially volatile conditions in emerging markets, the fund’s portfolio turnover ratio may be higher-than-average, which could increase transaction costs.

The fund may invest in debt securities of any maturity denominated in any currency, including but not limited to: debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate-debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in countries that do not have sovereign bond ratings or whose bonds are rated below-investment-grade (junk bonds). The fund may invest in corporate or other privately issued debt instruments of issuers with market capitalizations below $1 billion. The fund may engage in derivatives transactions, including forwards, options, swaps and futures, to reduce risk, manage volatility and/or obtain efficient market exposure. The fund is non-diversified and may both invest in a smaller number of issuers and invest more of its assets in the securities of a single issuer than a diversified fund.

John Hancock Emerging Markets Debt Fund - NAV Class | Emerging Markets Debt Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.

The manager uses proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced. The manager’s investment decisions are not constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The manager uses economic and industry analysis to try to anticipate shifts in the business cycle. Due to potentially volatile conditions in emerging markets, the fund’s portfolio turnover ratio may be higher-than-average, which could increase transaction costs.

The fund may invest in debt securities of any maturity denominated in any currency, including but not limited to: debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate-debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in countries that do not have sovereign bond ratings or whose bonds are rated below-investment-grade (junk bonds). The fund may invest in corporate or other privately issued debt instruments of issuers with market capitalizations below $1 billion. The fund may engage in derivatives transactions, including forwards, options, swaps and futures, to reduce risk, manage volatility and/or obtain efficient market exposure.

The fund is non-diversified and may both invest in a smaller number of issuers and invest more of its assets in the securities of a single issuer than a diversified fund.